Emergence from Chapter 11 Proceedings (Tables)	12 Months Ended
Dec. 31, 2012
Emergence from Chapter 11 Proceedings Disclosure [Abstract]
Schedule of charges for reorganization items, including charges recognized by the debtors [Table Text Block]

The Company's charges (credits) for reorganization items, including charges recognized by the Debtors, were as follows:

	Successor					Predecessor
	Year Ended				May 1 through	January 1 through
	December 31,				December 31,	April 30,
Millions of dollars	2012		2011		2010	2010
Change in net assets resulting from the
application of fresh-start accounting	$	- -	$	- -	$ - -	$6,542
Gain on discharge of liabilities subject
to compromise		- -		- -	- -	(13,617)
Asset write-offs and rejected contracts		- -		- -	- -	25
Estimated claims		(5)		39	(1)	(262)
Professional fees		1		5	21	172
Employee severance costs		- -		- -	(1)	- -
Plant closures costs		- -		- -	- -	12
Other		- -		1	4	4
Total		$(4)		$45	$23	$(7,124)

Reorganization items, including professional advisory fees and other costs directly associated with our reorganization are classified as Reorganization items on the Consolidated Statements of Income.